Acquisition of subsidiaries and deposits paid for acquisition of subsidiaries (Purchase Price Allocation) (Details) $ in Thousands, $ in Thousands																	1 Months Ended
	Oct. 08, 2020 USD ($)	Sep. 28, 2020 AUD ($)	Sep. 28, 2020 USD ($)	Sep. 20, 2019 HKD ($)	Sep. 20, 2019 USD ($)	Mar. 12, 2019 USD ($)	Mar. 08, 2019 USD ($)	Feb. 05, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 07, 2018 USD ($)	Dec. 22, 2017 HKD ($)	Dec. 22, 2017 USD ($)	May 10, 2017 USD ($)	Apr. 28, 2017 USD ($)	Dec. 27, 2016 USD ($)	Dec. 28, 2015 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Goodwill.									$ 248,000								$ 60,103,000				$ 5,107,000	$ 3,906,000
Boca International Limited
Business Acquisition [Line Items]
Net assets (liabilities) acquired																			$ (337,000)
Deferred tax liabilities																			(6,638,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Goodwill.																			36,504,000
Total purchase price comprised of:
cash consideration																$ 52,000,000			52,000,000	$ 52,000,000
share-based consideration																			4,080,000
Total																			56,080,000
Boca International Limited | Production Backlog [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Amortizable intangible assets																			372,000
Boca International Limited | Proprietary technology
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Amortizable intangible assets																			$ 26,179,000
Century Skyway Limited
Business Acquisition [Line Items]
Net assets (liabilities) acquired													$ (67,000)
Deferred tax liabilities													(4,920,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Goodwill.													20,230,000
Total purchase price comprised of:
cash consideration													32,600,000	$ 32,600,000				$ 32,000,000
share-based consideration													2,325,000
Total				$ 99,450	$ 12,750,000								34,925,000		$ 35,000,000
Century Skyway Limited | Proprietary technology
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Amortizable intangible assets													$ 19,682,000
Giant Credit Limited
Business Acquisition [Line Items]
Net assets (liabilities) acquired												$ 2,113,000
Property, plant and equipment												508,000
Deferred tax liabilities												(7,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Goodwill.												248,000
Total purchase price comprised of:
cash consideration											$ 19,600	2,350,000
share-based consideration												2,354,000
Total											$ 19,600	2,354,000
Vision Lane Limited
Total purchase price comprised of:
cash consideration								$ 7,460,000	$ 6,410,000
Total							$ 12,740,000	$ 12,420,000
Vision Lane Limited And First Asia Finance Limited
Business Acquisition [Line Items]
Net assets (liabilities) acquired						$ 9,165,000
Property, plant and equipment						1,095,000
Deferred tax liabilities						(124,000)
Income tax payable						81,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Goodwill.						3,658,000
Total purchase price comprised of:
cash consideration						7,457,000
share-based consideration						5,242,000
Total						$ 12,699,000
Paris Sky Limited
Business Acquisition [Line Items]
Property, plant and equipment										$ 52,994,000
Allowance on guarantee										(817,000)
Other assets acquired (including cash of $1,957, other assets of $50, Other payables of $170 and income tax payable of $4)										1,833,000
Deferred tax assets										116,000
Deferred tax liabilities										(5,998,000)
Income tax payable										4,000
Total purchase price comprised of:
share-based consideration										4,784,000
Total										48,128,000
Paris Sky Limited | Equity Interest In BOCA [Member]
Total purchase price comprised of:
Total										23,699,000
Paris Sky Limited | CSL [Member]
Total purchase price comprised of:
Total										16,170,000
Paris Sky Limited | Promissory Note [Member]
Total purchase price comprised of:
Total										$ 3,475,000
Giant Financial Services Limited
Business Acquisition [Line Items]
Net assets (liabilities) acquired																	617,000
Property, plant and equipment																	7,000
Deferred tax liabilities																	(715,000)
Income tax payable												$ 14,000					387,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Amortizable intangible assets																	4,336,000
Goodwill.																	60,103,000
Total purchase price comprised of:
cash consideration																	21,795,000
consideration in the form of a promissory note																	28,473,000
share-based consideration																	14,072,000
Total																	$ 64,341,000
Apiguru Pty Limited
Business Acquisition [Line Items]
Net assets (liabilities) acquired	$ 20,000
Deferred tax liabilities	(10,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Amortizable intangible assets	39,000
Goodwill.	539,000
Total purchase price comprised of:
share-based consideration	588,000
Total	$ 588,000	$ 695,000	$ 500,000